UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund

March 31, 2015

1.799881.111

SI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.0%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.7%
AA Bond Co. Ltd. 3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 8,712
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,051
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(f)(l)		2,134	91
Chassix, Inc. 9.25% 8/1/18 (c)(f)		7,635	5,793
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,614
6% 9/15/23		3,475	3,701
6.75% 2/15/21		1,400	1,477
Delphi Automotive PLC 1.5% 3/10/25	EUR	6,200	6,633
Delphi Corp. 5% 2/15/23		9,005	9,658
Exide Technologies 8.625% 2/1/18 (c)		2,135	21
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,330
Lear Corp. 4.75% 1/15/23		6,305	6,337
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(l)		2,965	3,135
6.75% 11/15/22 pay-in-kind (f)(l)		3,940	4,255
Tenneco, Inc. 6.875% 12/15/20		6,205	6,577
			66,385
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	7,991
8.25% 6/15/21		7,620	8,451
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,222
			18,664
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,500	1,519
LKQ Corp. 4.75% 5/15/23		1,090	1,068
			2,587
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (f)		23,025	21,759
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,760	1,496
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	18,815	5,306
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		23,285	17,871
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,568
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 5.625% 3/1/23		$ 4,185	$ 4,321
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,901
4.875% 11/1/20		4,845	4,966
5.375% 11/1/23		3,845	3,975
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,503
Landry's Acquisition Co. 9.375% 5/1/20 (f)		905	971
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,491
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(l)		2,333	2,327
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,524
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,152
Playa Resorts Holding BV 8% 8/15/20 (f)		4,750	4,845
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,458
Scientific Games Corp. 10% 12/1/22 (f)		8,915	8,336
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,722
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (c)(f)		390	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		2,655	2,536
			99,269
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,276
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,712
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,495
4.75% 2/15/23		3,865	3,933
5.75% 8/15/23		2,155	2,333
Lennar Corp. 4.5% 11/15/19		3,345	3,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,668
6.875% 2/15/21		6,200	6,526
8.25% 2/15/21		6,920	7,404
9.875% 8/15/19		1,223	1,309
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,457
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 2,255	$ 2,576
8.375% 1/15/21		4,340	5,024
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,146
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,533
5.625% 1/15/24		1,240	1,342
5.875% 2/15/22		5,640	6,190
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,419
			93,780
Internet & Catalog Retail - 0.2%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,148
Priceline Group, Inc. 1.8% 3/3/27	EUR	7,100	7,601
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (f)		4,435	4,457
			16,206
Media - 3.7%
Altice SA 7.75% 5/15/22 (f)		24,970	25,391
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,067
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		6,130	6,337
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,484
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,027
5.625% 2/15/24		1,060	1,110
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,838
5.25% 3/15/21		4,975	5,093
5.25% 9/30/22		7,240	7,403
5.75% 9/1/23		670	700
5.75% 1/15/24		4,245	4,409
6.5% 4/30/21		10,200	10,710
6.625% 1/31/22		8,220	8,785
CCOH Safari LLC:
5.5% 12/1/22		4,480	4,581
5.75% 12/1/24		4,480	4,614
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,644
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 4,875	$ 4,851
5.125% 12/15/22		1,470	1,492
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,900	3,879
Comcast Corp. 5.5% 11/23/29	GBP	3,800	7,334
DISH DBS Corp.:
5% 3/15/23		8,155	7,929
5.125% 5/1/20		485	489
5.875% 7/15/22		15,180	15,427
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,189
Gannett Co., Inc.:
4.875% 9/15/21 (f)		3,210	3,274
5.5% 9/15/24 (f)		3,210	3,358
Liberty Media Corp. 8.5% 7/15/29		6,535	7,270
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (f)		5,465	5,759
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		7,550	7,588
Myriad International Holding BV 6% 7/18/20 (f)		1,725	1,902
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		2,335	2,350
Numericable Group SA:
4.875% 5/15/19 (f)		6,705	6,671
6% 5/15/22 (f)		35,620	36,065
6.25% 5/15/24 (f)		27,408	27,751
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,890
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		2,660	2,820
Regal Entertainment Group 5.75% 6/15/23		9,410	9,504
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	5,070
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		5,800	5,742
4.625% 5/15/23 (f)		2,450	2,358
5.25% 8/15/22 (f)		6,945	7,327
5.375% 4/15/25 (f)		4,685	4,708
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	7,400	8,804
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,423
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		$ 6,690	$ 6,933
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,797
VTR Finance BV 6.875% 1/15/24 (f)		4,800	4,980
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		955	978
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		955	955
6.75% 4/15/22 (f)		3,825	3,624
			349,082
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		1,325	1,388
5.75% 3/1/23 (f)		6,635	6,983
			8,371
Specialty Retail - 0.4%
CST Brands, Inc. 5% 5/1/23		1,320	1,346
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(l)		2,275	2,326
Jaguar Land Rover PLC 4.25% 11/15/19 (f)		4,485	4,599
L Brands, Inc. 5.625% 10/15/23		4,625	5,134
L Brands, Inc. 5.625% 2/15/22		6,880	7,568
Sally Holdings LLC 6.875% 11/15/19		3,305	3,495
Sonic Automotive, Inc. 5% 5/15/23		800	792
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		6,460	6,683
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,580	1,663
			33,606
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,720	1,643
7.75% 2/1/19		1,418	1,471
PVH Corp. 4.5% 12/15/22		10,925	11,089
			14,203
TOTAL CONSUMER DISCRETIONARY			723,912
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		$ 3,190	$ 3,286
4.75% 11/15/24		4,475	4,732
			8,018
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(l)		2,230	1,974
9.25% 2/15/19 (f)		5,285	5,325
ESAL GmbH 6.25% 2/5/23 (f)		10,175	9,895
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,265	1,256
Minerva Luxmbourg SA 7.75% 1/31/23 (Reg. S)		2,250	2,216
Rite Aid Corp.:
6.125% 4/1/23 (f)(h)		8,710	8,928
6.75% 6/15/21		12,320	13,105
9.25% 3/15/20		3,570	3,936
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,597
			48,232
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,213
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,291
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		5,550	5,841
Gruma S.A.B. de CV 4.875% 12/1/24 (f)		2,200	2,324
H.J. Heinz Co. 4.25% 10/15/20		9,880	10,137
JBS Investments GmbH 7.25% 4/3/24 (f)		10,840	11,111
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		2,350	2,379
7.25% 6/1/21 (f)		2,960	3,127
8.25% 2/1/20 (f)		3,315	3,522
Mondelez International, Inc.:
1% 3/7/22	EUR	2,800	3,026
1.625% 3/8/27	EUR	6,700	7,249
2.375% 3/6/35	EUR	4,500	5,069
Pilgrim's Pride Corp. 5.75% 3/15/25 (f)		6,540	6,687
Post Holdings, Inc.:
6% 12/15/22 (f)		2,340	2,258
7.375% 2/15/22		2,500	2,588
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		$ 1,940	$ 2,237
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,693
			80,752
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,500
6.625% 11/15/22		1,675	1,792
			3,292
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,388
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,164
Prestige Brands, Inc. 8.125% 2/1/20		770	826
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	19,301
			22,679
Tobacco - 0.1%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	8,000	8,593
TOTAL CONSUMER STAPLES			171,566
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	2,694
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)		3,100	2,697
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,912
Forbes Energy Services Ltd. 9% 6/15/19		3,755	2,553
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,484
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	113
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	6,100	6,666
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	3,249
7.5% 11/1/19		2,265	1,291
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	8,726
Precision Drilling Corp.:
5.25% 11/15/24 (f)		4,310	3,610
6.5% 12/15/21		940	872
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,116
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		$ 1,615	$ 1,502
Unit Corp. 6.625% 5/15/21		875	823
			45,308
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,058
4.875% 3/15/24		2,630	2,643
Afren PLC:
6.625% 12/9/20 (f)		5,275	2,374
10.25% 4/8/19 (Reg. S)		6,260	2,911
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)		6,920	5,277
7.375% 11/1/21 (f)		1,820	1,383
Antero Resources Corp. 5.625% 6/1/23 (f)		3,980	3,940
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		1,230	1,390
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20		8,045	8,266
8.625% 10/15/18		3,110	3,242
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,365
Citgo Holding, Inc. 10.75% 2/15/20 (f)		6,595	6,793
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		6,280	6,092
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,217
6.5% 1/15/22		6,135	6,426
CONSOL Energy, Inc. 8% 4/1/23 (f)		6,530	6,440
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,703
6.125% 3/1/22		7,890	7,949
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,690
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	70
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	4,664
EDC Finance Ltd. 4.875% 4/17/20 (f)		7,390	6,112
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,615	2,523
Energy Partners Ltd. 8.25% 2/15/18		11,490	8,503
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (f)		$ 5,565	$ 5,294
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	3,372
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,765	1,849
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,316
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,800
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		1,030	1,015
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	1,638
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	4,057
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		4,000	3,760
7.625% 4/15/21 (f)		4,325	4,498
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,802
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,720	5,510
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		2,275	1,818
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		3,705	2,909
Kinder Morgan, Inc.:
1.5% 3/16/22	EUR	4,500	4,857
5.625% 11/15/23 (f)		3,115	3,425
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		2,195	2,025
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	6,095
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		6,560	6,707
5.5% 2/15/23		3,215	3,303
6.25% 6/15/22		8,458	8,839
Newfield Exploration Co.:
5.375% 1/1/26		5,450	5,505
5.625% 7/1/24		5,200	5,408
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,305
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		5,360	4,609
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		16,299	10,834
Pan American Energy LLC 7.875% 5/7/21 (f)		1,985	2,059
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,850
Peabody Energy Corp. 10% 3/15/22 (f)		8,720	7,717
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
6.625% 6/15/35		$ 7,740	$ 8,862
8.625% 12/1/23 (e)		500	627
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		6,540	4,709
Petrobras Global Finance BV:
1.8806% 5/20/16 (l)		4,310	4,073
2.3933% 1/15/19 (l)		5,765	4,994
3% 1/15/19		2,340	2,020
3.25% 3/17/17		2,240	2,066
6.25% 3/17/24		3,950	3,724
7.25% 3/17/44		2,190	2,056
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		2,150	1,994
6.875% 1/20/40		7,400	6,723
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,094
5.5% 4/12/37		2,200	677
8.5% 11/2/17 (f)		50,810	33,535
9.75% 5/17/35 (f)		10,275	3,910
12.75% 2/17/22 (f)		8,985	4,159
Petroleos Mexicanos:
3.5% 1/30/23		4,305	4,204
4.875% 1/24/22		3,930	4,171
4.875% 1/18/24		3,685	3,901
5.5% 1/21/21		3,470	3,808
5.5% 6/27/44		4,490	4,529
5.5% 6/27/44 (f)		3,250	3,278
5.625% 1/23/46 (f)		2,160	2,192
6.375% 1/23/45		5,900	6,596
6.5% 6/2/41		7,295	8,262
6.625% (f)(g)		19,963	20,063
Petronas Capital Ltd.:
3.125% 3/18/22 (f)		2,270	2,287
3.5% 3/18/25 (f)		2,420	2,442
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		600	602
4.875% 5/3/22 (f)		1,990	2,073
5.25% 5/23/21 (f)		2,585	2,750
6% 5/3/42 (f)		1,320	1,337
6.5% 5/27/41 (f)		6,280	6,743
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc. 5.25% 5/1/23		$ 5,955	$ 5,836
Range Resources Corp. 5% 3/15/23		9,130	9,084
Rice Energy, Inc.:
6.25% 5/1/22		2,675	2,608
7.25% 5/1/23 (f)		435	435
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,286
5.875% 6/1/22		4,750	4,477
RSP Permian, Inc. 6.625% 10/1/22 (f)		1,785	1,794
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (f)		8,895	8,795
SemGroup Corp. 7.5% 6/15/21		4,100	4,295
Sibur Securities Ltd. 3.914% 1/31/18 (f)		5,840	5,254
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,570	2,641
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (f)		3,040	3,131
Teekay Corp. 8.5% 1/15/20		3,695	4,148
Teine Energy Ltd. 6.875% 9/30/22 (f)		4,615	4,200
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,331
Tesoro Corp. 5.375% 10/1/22		3,340	3,490
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		2,540	2,616
5.875% 10/1/20		791	813
6.125% 10/15/21		2,735	2,817
6.25% 10/15/22 (f)		2,715	2,810
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,943	9,968
W&T Offshore, Inc. 8.5% 6/15/19		4,890	2,958
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (f)		1,835	1,872
Western Refining, Inc. 6.25% 4/1/21		8,595	8,552
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,419
5.75% 3/15/21		3,480	3,454
WPX Energy, Inc. 6% 1/15/22		7,035	6,543
YPF SA:
8.75% 4/4/24 (f)		10,215	10,451
8.875% 12/19/18 (f)		10,700	10,978
Zhaikmunai International BV 7.125% 11/13/19 (f)		6,980	5,985
			559,709
TOTAL ENERGY			605,017
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 8.4%
Banks - 2.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 345	$ 347
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,434	1,563
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		1,940	2,019
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,319
Bank of Ireland 1.25% 4/9/20	EUR	16,800	17,947
Bankia SA 1% 9/25/25 (Reg. S)	EUR	4,200	4,518
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		3,560	3,591
BBVA Bancomer SA 6.75% 9/30/22 (f)		1,300	1,470
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,814
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		2,755	1,378
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		1,215	487
CIT Group, Inc.:
5% 8/15/22		8,305	8,523
5.375% 5/15/20		10,385	10,930
5.5% 2/15/19 (f)		10,070	10,473
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	9,300	10,659
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	7,900	8,718
Development Bank of Philippines 8.375% (g)(l)		6,765	7,168
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,189
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,638
6.25% 4/30/19 (f)		2,145	2,180
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,645	6,814
7.75% 7/5/17 (Reg. S)		1,100	1,128
GTB Finance BV:
6% 11/8/18 (f)		7,230	6,653
7.5% 5/19/16 (f)		4,275	4,275
HBOS PLC 4.5% 3/18/30 (l)	EUR	900	1,117
HSBC Bank PLC 5% 3/20/23 (l)	GBP	5,956	9,451
HSBK BV 7.25% 5/3/17 (f)		8,370	8,413
ING Bank NV 6.125% 5/29/23 (l)	EUR	10,945	13,504
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	7,300	7,915
1.125% 3/4/22	EUR	10,600	11,369
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		$ 3,660	$ 3,567
6.2% 12/21/21 (Reg. S)		3,275	3,433
JPMorgan Chase & Co. 1.875% 2/10/20 (Reg. S)	GBP	4,300	6,383
JPMorgan Chase Bank 3.5% 12/18/26	GBP	5,000	8,049
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	9,700	10,365
Lloyds Bank PLC:
5.75% 7/9/25 (l)	GBP	6,050	9,967
6.5% 3/24/20	EUR	4,950	6,626
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,985	2,933
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,840	2,813
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,535
RSHB Capital SA:
5.298% 12/27/17 (f)		3,840	3,619
6% 6/3/21 (f)(l)		1,535	1,237
SB Capital SA 5.5% 2/26/24 (f)(l)		7,365	5,658
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (f)		1,400	1,398
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (f)(l)		2,150	2,099
UniCredit SpA 3.25% 1/14/21 (Reg. S)	EUR	7,500	9,024
Zenith Bank PLC 6.25% 4/22/19 (f)		8,770	8,025
			276,301
Capital Markets - 0.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)		6,585	6,824
Deutsche Bank AG 2.75% 2/17/25 (Reg. S)	EUR	2,200	2,428
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	3,900	4,779
Morgan Stanley 5.375% 8/10/20	EUR	7,200	9,543
			23,574
Consumer Finance - 2.4%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,575
5.125% 9/30/24		12,780	13,179
7.5% 9/15/20		22,864	26,779
8% 3/15/20		9,918	11,827
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,775	2,843
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,560
General Motors Acceptance Corp. 8% 11/1/31		21,681	28,185
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC 8% 11/1/31		$ 64,378	$ 80,473
Navient Corp.:
5% 10/26/20		3,110	3,052
5.875% 10/25/24		6,710	6,274
SLM Corp.:
5.5% 1/25/23		22,735	21,655
7.25% 1/25/22		12,720	13,420
8% 3/25/20		7,185	7,976
			231,798
Diversified Financial Services - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		8,055	8,327
Caisse d'Amortissement de la Dette Sociale 0.5% 5/25/23 (Reg. S)	EUR	14,400	15,706
Cimpor Financial Operations BV 5.75% 7/17/24 (f)		2,880	2,390
City of Buenos Aires 9.95% 3/1/17 (f)		3,470	3,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,396
5.875% 2/1/22		18,530	19,086
6% 8/1/20		25,690	26,687
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,188
MSCI, Inc. 5.25% 11/15/24 (f)		2,735	2,827
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	13,250	15,366
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	2,108
7.75% 1/27/18		6,095	5,425
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	6,925
Wellcome Trust Ltd. 1.125% 1/21/27 (Reg. S)	EUR	5,100	5,590
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,800	4,418
			129,039
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		9,770	10,014
NN Group NV 1% 3/18/22 (Reg. S)	EUR	3,400	3,637
Society of Lloyd's 4.75% 10/30/24	GBP	2,700	4,349
			18,000
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,684
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		$ 700	$ 714
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,848
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,694
6.875% 5/1/21		7,955	8,562
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,745
Prologis LP 3% 6/2/26	EUR	6,700	8,172
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,948
			51,367
Real Estate Management & Development - 0.7%
CBRE Group, Inc.:
5% 3/15/23		9,605	10,037
5.25% 3/15/25		5,100	5,483
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	2,924	3,349
4% (Reg. S) (g)(l)	EUR	1,900	2,155
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,381
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	286
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (f)		3,740	4,077
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	5,418	6,343
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	7,296
7.75% 4/15/20 (f)		2,754	2,919
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,545	2,485
5.875% 6/15/24 (f)		6,140	6,002
			61,830
Thrifts & Mortgage Finance - 0.1%
Cassa Depositi E Prestiti SpA 1.5% 4/9/25 (Reg. S)	EUR	6,600	7,089
TOTAL FINANCIALS			798,998
HEALTH CARE - 2.4%
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22		4,130	4,223
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 6,115	$ 6,344
5.25% 4/15/25		13,180	14,234
5.875% 3/15/22		19,190	21,247
5.875% 5/1/23		7,155	7,727
6.5% 2/15/20		9,920	11,170
7.5% 2/15/22		12,110	14,123
7.75% 5/15/21		6,743	7,175
HealthSouth Corp. 5.75% 11/1/24		6,425	6,682
InVentiv Health, Inc. 11% 8/15/18 (e)(f)		905	869
Kindred Escrow Corp. II:
8% 1/15/20 (f)		4,440	4,765
8.75% 1/15/23 (f)		3,330	3,646
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		2,060	2,135
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,599
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,252
5.5% 2/1/21		2,250	2,399
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	10,675
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,499
			129,764
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(l)		4,255	4,351
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	8,500	9,640
			13,991
Pharmaceuticals - 0.9%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		6,115	6,298
Merck KGaA:
2.625% 12/12/74 (Reg. S) (l)	EUR	2,700	2,978
3.375% 12/12/74 (Reg. S) (l)	EUR	5,200	6,015
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		5,922	6,573
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,615	1,639
6.75% 8/15/21 (f)		4,210	4,399
7.5% 7/15/21 (f)		4,070	4,402
VPI Escrow Corp. 6.375% 10/15/20 (f)		9,225	9,582
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
VRX Escrow Corp.:
5.375% 3/15/20 (f)		$ 7,635	$ 7,702
5.875% 5/15/23 (f)		20,705	21,223
6.125% 4/15/25 (f)		13,620	14,097
			84,908
TOTAL HEALTH CARE			228,663
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		842	683
Bombardier, Inc. 6.125% 1/15/23 (f)		2,240	2,117
GenCorp, Inc. 7.125% 3/15/21		1,340	1,434
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)		2,700	2,815
KLX, Inc. 5.875% 12/1/22 (f)		11,260	11,232
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,878
			23,159
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		5,235	5,543
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (f)		1,592	1,664
7.75% 4/15/21 (f)		3,800	4,066
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,308
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,708
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		740	788
6.125% 4/29/18		1,720	1,815
7.25% 11/10/19		3,924	4,532
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,770	9,120
8.021% 8/10/22		2,618	3,036
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,372	2,324
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,791	2,077
8.028% 11/1/17		477	537
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,694
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		$ 4,218	$ 4,988
Series 2012-2 Class B, 6.75% 12/3/22		1,730	1,868
Series 2013-1 Class B, 5.375% 5/15/23		2,285	2,382
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,039	4,483
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,016
			57,406
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (f)		1,380	1,404
6.125% 4/1/25 (f)		1,380	1,390
			2,794
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		13,075	13,925
APX Group, Inc.:
6.375% 12/1/19		3,875	3,856
8.75% 12/1/20		5,230	4,825
Bakercorp International, Inc. 8.25% 6/1/19		830	720
Cenveo Corp. 6% 8/1/19 (f)		2,480	2,325
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,103
5.25% 8/1/20		3,395	3,471
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,229
7.25% 12/1/20		4,940	5,249
Garda World Security Corp. 7.25% 11/15/21 (f)		1,825	1,793
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,988
7% 2/15/22		3,500	3,859
7.875% 3/15/21		4,975	5,691
TMS International Corp. 7.625% 10/15/21 (f)		970	970
			55,004
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		2,165	2,241
5.875% 10/15/24 (f)		1,855	1,948
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,870	1,987
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 5,255	$ 4,913
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		2,170	1,812
			12,901
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,574
5% 10/1/25 (f)		4,355	4,415
			6,989
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	4,929
Terex Corp. 6% 5/15/21		4,755	4,874
			9,803
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,231
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,325
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		4,035	3,914
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,070
			17,540
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,800	1,927
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,255
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,541
5.5% 2/15/22		4,250	4,521
6.25% 12/1/19		5,850	6,431
7.625% 4/15/20		3,750	4,313
Ashtead Capital, Inc. 5.625% 10/1/24 (f)		4,250	4,420
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,878
5.875% 4/1/19		13,663	14,824
5.875% 8/15/22		15,215	16,889
6.25% 5/15/19		19,100	20,867
8.25% 12/15/20		21,490	26,164
8.625% 1/15/22		21,585	27,359
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		$ 1,505	$ 1,520
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,522
			146,504
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,300	6,609
Heathrow Funding Ltd. 1.5% 2/11/30	EUR	7,000	7,459
			14,068
TOTAL INDUSTRIALS			353,638
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		7,530	8,019
8.875% 1/1/20 (f)		2,695	2,938
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		5,355	5,489
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,322
Lucent Technologies, Inc.:
6.45% 3/15/29		17,025	17,195
6.5% 1/15/28		6,255	6,318
			43,281
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	5,018
5% 2/15/23		2,495	2,614
			7,632
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		1,275	1,259
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,820
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,364
5.25% 4/1/25 (f)		4,270	4,355
			17,535
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (f)		$ 9,200	$ 9,729
6.125% 11/1/23 (f)		1,345	1,422
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,349
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,443
First Data Corp.:
11.25% 1/15/21		2,564	2,917
11.75% 8/15/21		9,380	10,846
			31,706
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 7% 7/1/24		4,430	3,821
Entegris, Inc. 6% 4/1/22 (f)		1,275	1,329
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,650	5,014
Micron Technology, Inc.:
5.25% 8/1/23 (f)		1,740	1,770
5.5% 2/1/25 (f)		11,485	11,571
5.875% 2/15/22		2,615	2,760
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,630
5.75% 2/15/21 (f)		5,005	5,293
5.75% 3/15/23 (f)		12,445	13,223
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		2,200	2,189
			52,600
Software - 0.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,750
6.125% 9/15/23 (f)		4,825	5,259
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		1,885	1,867
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,469
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(l)		3,425	3,459
			32,804
Technology Hardware, Storage & Peripherals - 0.1%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		2,375	2,381
Seagate HDD Cayman 4.75% 1/1/25 (f)		4,335	4,489
			6,870
TOTAL INFORMATION TECHNOLOGY			192,428
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - 4.0%
Chemicals - 1.4%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	10,150	$ 11,196
Chemtura Corp. 5.75% 7/15/21		$ 2,355	2,387
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,865	5,366
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,751
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	39,133
4.69% 4/24/22		14,170	11,265
10% 10/15/20 (c)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,045
OCP SA 5.625% 4/25/24 (f)		1,270	1,381
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,621
Platform Specialty Products Corp. 6.5% 2/1/22 (f)		3,325	3,475
PolyOne Corp.:
5.25% 3/15/23		3,085	3,201
7.375% 9/15/20		1,845	1,946
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,435	3,263
8.25% 1/15/21 (f)		1,730	1,613
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,056
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (f)		2,350	2,409
7.375% 2/1/20 (f)		1,680	1,722
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	6,712
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,986	9,480
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,634
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)		13,010	13,498
5.625% 10/1/24 (f)		2,840	3,032
			133,186
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,500	1,496
9.375% 10/12/22 (f)		2,370	2,690
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - continued
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		$ 1,685	$ 1,630
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	2,829
			8,645
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		11,795	11,990
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		9,740	9,570
6.25% 1/31/19 (f)		2,410	2,422
6.75% 1/31/21 (f)		4,915	4,976
7% 11/15/20 (f)		530	531
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,455
6% 6/15/17 (f)		2,720	2,727
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	1,792
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,933
7.5% 12/15/96		3,685	3,538
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,617
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,648
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,864
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,710	2,913
			72,976
Metals & Mining - 1.6%
Aleris International, Inc. 6% 6/1/20 (f)		33	33
Alrosa Finance SA 7.75% 11/3/20 (f)		2,285	2,274
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (f)		7,943	5,640
8.25% 3/31/20 (f)		3,265	3,069
Compania Minera Ares SAC 7.75% 1/23/21 (f)		2,880	2,848
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,848	4,185
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)		3,790	3,288
EVRAZ Group SA:
6.5% 4/22/20 (f)		5,345	4,693
9.5% 4/24/18 (Reg. S)		9,565	9,724
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)		5,600	5,418
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		5,345	4,223
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		$ 6,488	$ 6,001
7% 2/15/21 (f)		5,783	5,335
7.25% 5/15/22 (f)		5,915	5,457
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		5,365	4,758
4.875% 10/7/20 (Reg. S)		400	355
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		3,450	3,316
Metalloinvest Finance Ltd. 5.625% 4/17/20 (f)		1,880	1,686
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	186
10.5% 11/28/17 (f)		10,148	4,567
10.5% 11/28/17 (Reg. S)		187	84
Mirabela Nickel Ltd. 1% 4/15/44 (f)		14	0
Murray Energy Corp.:
8.625% 6/15/21 (f)		7,940	8,297
9.5% 12/5/20 (f)		10,535	11,799
New Gold, Inc. 7% 4/15/20 (f)		1,480	1,521
Nord Gold NV 6.375% 5/7/18 (f)		5,685	5,387
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		10,085	9,215
5.625% 4/29/20 (Reg. S)		500	457
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,075
11.25% 10/15/18		7,091	7,197
Southern Copper Corp.:
6.75% 4/16/40		220	235
7.5% 7/27/35		3,875	4,420
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,280	1,288
5.25% 4/15/23		1,805	1,828
5.5% 10/1/24 (f)		3,200	3,244
Vale Overseas Ltd. 6.875% 11/21/36		2,160	2,089
Vedanta Resources PLC 6.75% 6/7/16 (f)		3,410	3,395
Walter Energy, Inc. 9.5% 10/15/19 (f)		5,915	3,549
			148,136
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,484
Mercer International, Inc.:
7% 12/1/19		3,105	3,214
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Mercer International, Inc.: - continued
7.75% 12/1/22		$ 5,580	$ 5,915
NewPage Corp.:
0% 5/1/12 (c)(l)		1,770	0
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
			10,613
TOTAL MATERIALS			373,556
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (f)		10,799	11,082
6.625% 2/15/23 (f)		8,265	8,513
7.875% 12/15/19 (f)		4,820	5,109
Altice Finco SA:
8.125% 1/15/24 (f)		8,730	9,237
9.875% 12/15/20 (f)		5,655	6,263
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,981
9% 8/15/31		3,655	3,911
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,706
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	10,596
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,264
Frontier Communications Corp. 8.5% 4/15/20		12,120	13,605
GCI, Inc. 6.875% 4/15/25 (f)		4,240	4,272
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		3,445	3,600
Level 3 Communications, Inc.:
5.75% 12/1/22		4,685	4,811
8.875% 6/1/19		1,640	1,726
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,042
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,374
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,938
Qtel International Finance Ltd. 5% 10/19/25 (f)		2,155	2,391
Sprint Capital Corp.:
6.875% 11/15/28		15,690	14,396
8.75% 3/15/32		7,721	7,972
TDC A/S 3.75% 3/2/22	EUR	1,200	1,516
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
6.875% 9/15/33		$ 2,535	$ 2,544
7.25% 9/15/25		535	622
7.25% 10/15/35		1,455	1,507
UPCB Finance IV Ltd. 5.375% 1/15/25 (f)(h)		4,635	4,635
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,200
Wind Acquisition Finance SA 4.75% 7/15/20 (f)		1,895	1,900
			147,713
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	66,200	4,183
Digicel Group Ltd.:
6% 4/15/21 (f)		28,925	27,479
6.75% 3/1/23 (f)		1,880	1,821
7% 2/15/20 (f)		3,210	3,274
7.125% 4/1/22 (f)		31,140	28,493
8.25% 9/1/17 (f)		7,710	7,869
8.25% 9/30/20 (f)		50,155	50,230
8.25% 9/30/20 (Reg. S)		2,100	2,103
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		12,000	11,580
7.5% 4/1/21		5,185	5,334
Millicom International Cellular SA:
4.75% 5/22/20 (f)		4,710	4,611
6% 3/15/25 (f)		3,755	3,741
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,315	9,758
NII International Telecom S.C.A.:
7.875% 8/15/19 (c)(f)		4,120	3,821
11.375% 8/15/19 (c)(f)		2,380	2,261
Pacnet Ltd. 9% 12/12/18 (f)		305	342
Sprint Corp. 7.125% 6/15/24		1,565	1,526
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,675
6.125% 1/15/22		7,790	8,033
6.25% 4/1/21		15,470	16,089
6.375% 3/1/25		24,805	25,596
6.5% 1/15/24		16,310	17,044
6.625% 4/1/23		20,286	21,224
6.633% 4/28/21		7,440	7,793
6.731% 4/28/22		4,835	5,089
6.836% 4/28/23		5,580	5,873
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		$ 1,630	$ 1,679
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		10,125	10,530
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		2,150	2,256
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		13,615	13,393
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	60,220	915
9% 2/13/18 (Reg S.)	RUB	236,940	3,599
			315,214
TOTAL TELECOMMUNICATION SERVICES			462,927
UTILITIES - 1.8%
Electric Utilities - 0.7%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,776
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		24,490	26,082
11.75% 3/1/22 (c)(f)		22,732	24,948
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,767
RJS Power Holdings LLC 5.125% 7/15/19 (f)		4,245	4,181
			60,754
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,068
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,865
8% 3/1/32		3,400	4,229
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,532
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,925
			19,619
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 7.875% 1/15/23 (f)		4,840	5,349
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		10,985	12,962
11.25% 11/1/17 pay-in-kind (c)(l)		8,822	10,410
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		$ 1,815	$ 1,915
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		2,680	2,781
The AES Corp.:
4.875% 5/15/23		5,485	5,348
5.5% 3/15/24		2,635	2,628
TXU Corp.:
5.55% 11/15/14 (c)		1,864	1,789
6.5% 11/15/24 (c)		15,240	14,630
6.55% 11/15/34 (c)		29,755	28,565
			86,377
TOTAL UTILITIES			166,750
TOTAL NONCONVERTIBLE BONDS (Cost $4,013,381)			4,077,455
U.S. Government and Government Agency Obligations - 17.2%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		8,670	8,725
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,342
5.25% 9/15/39		1,138	1,490
5.375% 4/1/56		3,247	4,366
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,923
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,410	23,722
1.375% 2/15/44		12,085	14,256
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			37,978
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
2.5% 2/15/45		34,100	33,807
3.375% 5/15/44		5,044	5,913
3.625% 2/15/44		84,957	103,925
4.25% 5/15/39		5,000	6,607
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5.25% 2/15/29		$ 18,341	$ 25,091
5.375% 2/15/31 (k)		16,479	23,394
6.125% 8/15/29 (j)		9,280	13,790
7.5% 11/15/16		2,850	3,173
7.5% 11/15/24		5,690	8,515
7.875% 2/15/21		6,800	9,236
8.125% 5/15/21		9,286	12,836
9.875% 11/15/15		11,595	12,287
U.S. Treasury Notes:
0.25% 7/15/15		39,225	39,237
0.25% 4/15/16		3,728	3,726
0.25% 5/15/16		10,407	10,397
0.375% 1/15/16		72,003	72,076
0.375% 10/31/16		25,000	24,967
0.5% 2/28/17		3,924	3,921
0.5% 7/31/17		16,952	16,886
0.625% 12/31/16		65,882	66,036
0.75% 6/30/17		36,912	36,981
0.875% 1/31/17		1,865	1,877
0.875% 5/15/17		8,337	8,384
0.875% 8/15/17		28,906	29,035
0.875% 10/15/17		8,270	8,297
0.875% 1/31/18		8,149	8,155
0.875% 7/31/19		34,096	33,545
1% 9/30/16		73,457	74,083
1% 10/31/16		35,137	35,442
1% 2/15/18		4,362	4,379
1% 3/15/18		7,331	7,357
1% 5/31/18		38,293	38,332
1.375% 7/31/18		4,355	4,405
1.375% 9/30/18		11,963	12,088
1.375% 2/28/19		41,776	42,086
1.375% 3/31/20		4,936	4,937
1.5% 12/31/18		5,624	5,698
1.5% 1/31/19		38,339	38,830
1.5% 1/31/22		44,826	44,241
1.625% 4/30/19		50,979	51,815
1.625% 6/30/19		42,839	43,505
1.625% 12/31/19		10,776	10,911
1.75% 9/30/19		64,910	66,147
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 3/31/22		$ 5,000	$ 5,013
1.875% 8/31/17		7,700	7,915
1.875% 9/30/17		5,400	5,551
1.875% 10/31/17		13,764	14,156
2% 5/31/21		24,000	24,542
2% 2/15/25		18,000	18,114
2.125% 6/30/21		11,000	11,327
2.25% 3/31/21		51,137	53,091
2.25% 4/30/21		45,402	47,129
2.25% 11/15/24		7,100	7,299
2.375% 7/31/17		21,976	22,841
2.375% 6/30/18		7,978	8,329
2.375% 8/15/24		64,812	67,369
2.625% 4/30/16		3,137	3,215
2.75% 11/30/16		7,000	7,265
3% 9/30/16		8,408	8,731
3% 2/28/17		34,584	36,197
3.5% 2/15/18		18,226	19,592
4.5% 5/15/17		13,745	14,874
TOTAL U.S. TREASURY OBLIGATIONS			1,488,900
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5279% 12/7/20 (NCUA Guaranteed) (l)		2,094	2,096
Series 2011-R1 Class 1A, 0.621% 1/8/20 (NCUA Guaranteed) (l)		4,556	4,578
Series 2011-R4 Class 1A, 0.551% 3/6/20 (NCUA Guaranteed) (l)		1,777	1,780
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,557
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)		$ 31,000	$ 32,123
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,494
TOTAL OTHER GOVERNMENT RELATED			71,628
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,578,639)			1,628,429
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		23	25
1.915% 11/1/33 (l)		52	54
1.925% 9/1/33 (l)		459	482
1.925% 11/1/35 (l)		363	382
2.053% 6/1/36 (l)		46	49
2.057% 1/1/35 (l)		226	238
2.142% 9/1/36 (l)		103	110
2.19% 3/1/37 (l)		25	27
2.236% 3/1/33 (l)		110	116
2.27% 6/1/47 (l)		145	155
2.274% 11/1/36 (l)		42	45
2.317% 7/1/35 (l)		175	186
2.362% 2/1/37 (l)		480	513
2.372% 5/1/36 (l)		50	53
2.503% 2/1/36 (l)		60	64
2.512% 4/1/36 (l)		322	345
2.542% 6/1/42 (l)		396	411
2.691% 2/1/42 (l)		2,271	2,371
2.696% 8/1/35 (l)		717	766
2.764% 1/1/42 (l)		1,996	2,084
2.96% 11/1/40 (l)		248	261
2.982% 9/1/41 (l)		273	287
3.059% 10/1/41 (l)		125	131
3.234% 7/1/41 (l)		459	486
3.311% 10/1/41 (l)		230	243
3.5% 1/1/26 to 9/1/26		100	106
3.558% 7/1/41 (l)		438	462
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5% 5/1/22		$ 6	$ 7
5.5% 5/1/15 to 1/1/29		4,155	4,546
6% 6/1/16 to 10/1/16		16	17
6.5% 6/1/16 to 8/1/36		5,241	6,137
7.5% 1/1/28		30	36
TOTAL FANNIE MAE			21,195
Freddie Mac - 0.2%
1.82% 3/1/35 (l)		115	119
1.825% 3/1/37 (l)		18	19
1.852% 1/1/36 (l)		93	98
2.022% 2/1/37 (l)		53	57
2.05% 6/1/37 (l)		30	32
2.06% 1/1/37 (l)		277	294
2.095% 8/1/37 (l)		77	82
2.1% 7/1/35 (l)		159	169
2.121% 5/1/37 (l)		77	83
2.16% 6/1/33 (l)		263	281
2.314% 10/1/35 (l)		156	165
2.333% 4/1/37 (l)		93	100
2.346% 10/1/36 (l)		376	399
2.375% 5/1/37 (l)		71	76
2.385% 5/1/37 (l)		942	1,008
2.385% 5/1/37 (l)		469	500
2.408% 10/1/42 (l)		2,520	2,655
2.415% 6/1/37 (l)		273	292
2.448% 6/1/37 (l)		57	61
2.49% 9/1/35 (l)		64	69
2.506% 2/1/36 (l)		6	6
2.545% 7/1/36 (l)		101	108
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		239	255
3.078% 9/1/41 (l)		2,553	2,681
3.114% 10/1/35 (l)		56	59
3.23% 9/1/41 (l)		281	296
3.241% 4/1/41 (l)		276	291
3.298% 6/1/41 (l)		335	353
3.468% 5/1/41 (l)		315	334
3.626% 6/1/41 (l)		451	477
3.705% 5/1/41 (l)		377	400
6% 1/1/24		1,446	1,604
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.5% 10/1/15 to 3/1/22		$ 588	$ 642
8.5% 3/1/20		0*	0*
TOTAL FREDDIE MAC			14,074
Ginnie Mae - 0.7%
4.3% 8/20/61 (q)		3,362	3,576
4.53% 10/20/62 (q)		3,540	3,886
4.55% 5/20/62 (q)		20,527	22,319
4.626% 3/20/62 (q)		4,408	4,783
4.649% 2/20/62 (q)		2,377	2,579
4.65% 3/20/62 (q)		3,956	4,300
4.682% 2/20/62 (q)		3,026	3,280
4.684% 1/20/62 (q)		13,931	15,090
5.47% 8/20/59 (q)		1,453	1,515
5.5% 11/15/35		2,016	2,305
5.612% 4/20/58 (q)		1,304	1,335
6% 6/15/36		4,129	4,801
7% 9/15/25 to 8/15/31		24	28
7.5% 2/15/22 to 8/15/28		48	57
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			69,854
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $102,343)			105,123
Collateralized Mortgage Obligations - 2.4%

U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6738% 9/25/23 (l)		482	484
Series 2010-15 Class FJ, 1.1038% 6/25/36 (l)		4,902	4,989
Series 2010-86 Class FE, 0.6238% 8/25/25 (l)		565	570
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		13	13
Series 2003-70 Class BJ, 5% 7/25/33		494	553
Series 2005-19 Class PA, 5.5% 7/25/34		1,732	1,892
Series 2005-27 Class NE, 5.5% 5/25/34		1,868	1,953
Series 2005-52 Class PB, 6.5% 12/25/34		61	62
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35		$ 1,661	$ 1,830
Series 2005-68 Class CZ, 5.5% 8/25/35		3,915	4,437
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,607
Series 2011-117 Class PF, 0.5238% 7/25/39 (l)		3,194	3,211
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		49	52
Series 2003-117 Class MD, 5% 12/25/23		1,076	1,177
Series 2004-91 Class Z, 5% 12/25/34		4,561	5,101
Series 2005-117 Class JN, 4.5% 1/25/36		808	888
Series 2005-14 Class ZB, 5% 3/25/35		1,677	1,878
Series 2006-72 Class CY, 6% 8/25/26		1,478	1,645
Series 2009-59 Class HB, 5% 8/25/39		2,350	2,627
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		316	26
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		480	35
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,929	425
Series 2010-39 Class FG, 1.0938% 3/25/36 (l)		3,023	3,097
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		1,038	75
Series 2011-67 Class AI, 4% 7/25/26 (n)		852	102
Freddie Mac:
floater:
Series 2630 Class FL, 0.6745% 6/15/18 (l)		14	14
Series 2711 Class FC, 1.0745% 2/15/33 (l)		1,831	1,865
Series 3830 Class FD, 0.5345% 3/15/41 (l)		4,128	4,155
floater planned amortization class Series 2770 Class FH, 0.5745% 3/15/34 (l)		1,961	1,975
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		367	368
Series 2101 Class PD, 6% 11/15/28		61	68
Series 2376 Class JE, 5.5% 11/15/16		40	41
Series 2381 Class OG, 5.5% 11/15/16		20	21
Series 2425 Class JH, 6% 3/15/17		63	66
Series 2672 Class MG, 5% 9/15/23		3,360	3,662
Series 2996 Class MK, 5.5% 6/15/35		170	192
Series 3415 Class PC, 5% 12/15/37		824	896
Series 3763 Class QA, 4% 4/15/34		1,808	1,895
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,679
planned amotization class Series 2006-3 Class FB, 0.4738% 7/25/35 (l)		5,869	5,897
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,149	8,126
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 152	$ 169
Series 2877 Class ZD, 5% 10/15/34		5,279	5,893
Series 4181 Class LA, 3% 3/15/37		4,403	4,578
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6735% 7/20/37 (l)		994	1,003
Series 2008-2 Class FD, 0.6535% 1/20/38 (l)		251	253
Series 2008-73 Class FA, 1.0335% 8/20/38 (l)		1,484	1,513
Series 2008-83 Class FB, 1.076% 9/20/38 (l)		1,486	1,517
Series 2009-108 Class CF, 0.7745% 11/16/39 (l)		1,210	1,222
Series 2009-116 Class KF, 0.7045% 12/16/39 (l)		968	976
Series 2010-9 Class FA, 0.6945% 1/16/40 (l)		1,578	1,592
Series 2010-H17 Class FA, 0.4978% 7/20/60 (l)(q)		5,129	5,105
Series 2010-H18 Class AF, 0.4675% 9/20/60 (l)(q)		5,805	5,770
Series 2010-H19 Class FG, 0.4675% 8/20/60 (l)(q)		7,109	7,066
Series 2010-H27 Series FA, 0.5513% 12/20/60 (l)(q)		2,205	2,199
Series 2011-H05 Class FA, 0.6713% 12/20/60 (l)(q)		3,849	3,856
Series 2011-H07 Class FA, 0.6713% 2/20/61 (l)(q)		7,042	7,054
Series 2011-H12 Class FA, 0.6613% 2/20/61 (l)(q)		8,932	8,944
Series 2011-H13 Class FA, 0.6713% 4/20/61 (l)(q)		3,428	3,434
Series 2011-H14:
Class FB, 0.6675% 5/20/61 (l)(q)		3,975	3,983
Class FC, 0.6675% 5/20/61 (l)(q)		3,657	3,664
Series 2011-H17 Class FA, 0.6975% 6/20/61 (l)(q)		4,937	4,950
Series 2011-H21 Class FA, 0.7675% 10/20/61 (l)(q)		5,297	5,327
Series 2012-H01 Class FA, 0.8675% 11/20/61 (l)(q)		4,499	4,544
Series 2012-H03 Class FA, 0.8675% 1/20/62 (l)(q)		2,840	2,868
Series 2012-H06 Class FA, 0.8013% 1/20/62 (l)(q)		4,407	4,438
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H07 Class FA, 0.8013% 3/20/62 (l)(q)		$ 2,712	$ 2,736
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		220	223
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,855	264
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,519
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,266	12,255
Series 2010-H17 Class XP, 5.3003% 7/20/60 (l)(q)		15,303	16,594
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		11,428	12,419
Series 2012-64 Class KB, 4.7405% 5/20/41 (l)		1,052	1,145
Series 2013-124:
Class ES, 8.4353% 4/20/39 (l)(o)		4,219	4,874
Class ST, 8.5687% 8/20/39 (l)(o)		7,926	9,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $228,060)			231,094
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5213% 4/25/19 (l)		1,531	1,531
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,754
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,525
Series K009 Class A2, 3.808% 8/25/20		20,970	22,935
Series K034 Class A1, 2.669% 2/25/23		9,185	9,498
Series K039 Class A2, 3.303% 7/25/24		16,000	17,104
Series K042 Class A2, 2.67% 12/25/24		13,200	13,422
Series K501 Class A2, 1.655% 11/25/16		5,440	5,502
Series K714 Class A2, 3.034% 10/25/20		14,000	14,893
Series K716 Class A2, 3.13% 6/25/21		10,900	11,640
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $112,408)			114,804
Foreign Government and Government Agency Obligations - 15.6%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt 6.875% 4/30/40 (f)		$ 650	$ 656
Argentine Republic:
7% 10/3/15		42,245	40,957
7% 4/17/17		26,435	24,850
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	28,550	21,585
3.25% 4/21/25 (Reg. S)	AUD	26,125	21,537
5.25% 3/15/19	AUD	14,700	12,692
Azerbaijan Republic 4.75% 3/18/24 (f)		1,390	1,384
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social:
5.75% 9/26/23 (f)		2,445	2,519
6.369% 6/16/18 (f)		2,200	2,326
Belarus Republic:
8.75% 8/3/15 (Reg. S)		24,950	24,417
8.95% 1/26/18		12,050	10,950
Brazilian Federative Republic:
5.625% 1/7/41		9,430	9,595
7.125% 1/20/37		9,345	11,097
8.25% 1/20/34		9,335	12,089
10% 1/1/17	BRL	20,280	6,042
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		9,111	9,544
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	17,500	19,256
1.65% 3/1/32	EUR	9,850	10,570
2.15% 12/15/21	EUR	8,950	10,407
2.5% 12/1/24	EUR	32,500	38,942
3.5% 6/1/18	EUR	4,350	5,148
Canadian Government:
1.5% 3/1/20	CAD	30,200	24,672
2.25% 6/1/25	CAD	44,650	38,194
3.5% 12/1/45	CAD	10,500	11,149
Central Bank of Nigeria warrants 11/15/20 (p)		6,250	641
City of Buenos Aires 8.95% 2/19/21 (f)		6,510	6,836
Colombian Republic:
5% 6/15/45		1,425	1,464
5.625% 2/26/44		1,425	1,592
6.125% 1/18/41		2,865	3,395
7.375% 9/18/37		3,640	4,859
10.375% 1/28/33		7,000	10,973
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Congo Republic 3.5% 6/30/29 (e)		$ 13,932	$ 12,190
Costa Rican Republic:
4.25% 1/26/23 (f)		2,240	2,128
5.625% 4/30/43 (f)		640	556
7% 4/4/44 (f)		4,285	4,360
7.158% 3/12/45 (f)		300	309
Croatia Republic:
5.5% 4/4/23 (f)		1,350	1,433
6% 1/26/24 (f)		1,500	1,660
6.25% 4/27/17 (f)		1,055	1,121
6.375% 3/24/21 (f)		2,545	2,804
6.625% 7/14/20 (f)		3,405	3,775
6.75% 11/5/19 (f)		3,410	3,781
Danish Kingdom 1.75% 11/15/25	DKK	68,200	11,311
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,170	1,186
6% 1/14/19 (f)		3,515	3,603
6.25% 10/4/20 (f)		4,505	4,651
6.25% 7/27/21 (f)		1,890	1,954
Dominican Republic:
1.139% 8/30/24 (l)		7,803	7,561
5.875% 4/18/24 (f)		910	953
6.85% 1/27/45 (f)		4,605	4,835
7.45% 4/30/44 (f)		5,725	6,441
7.5% 5/6/21 (f)		3,640	4,070
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,607
7.65% 6/15/35 (Reg. S)		2,435	2,551
8.25% 4/10/32 (Reg. S)		1,435	1,625
French Government:
OAT:
1.75% 5/25/23	EUR	22,850	27,460
3.25% 5/25/45	EUR	7,450	12,413
0.5% 5/25/25	EUR	12,200	13,146
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,551
German Federal Republic:
0.5% 2/15/25 (i)	EUR	2,300	2,548
2% 1/4/22	EUR	5,100	6,236
2.5% 8/15/46	EUR	8,500	14,049
Hong Kong Government SAR 1.32% 12/23/19	HKD	19,000	2,478
Hungarian Republic:
5.375% 3/25/24		2,242	2,514
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic: - continued
5.75% 11/22/23		$ 3,656	$ 4,204
7.625% 3/29/41		5,615	8,119
Indonesian Republic:
3.375% 4/15/23 (f)		2,040	1,999
4.875% 5/5/21 (f)		2,365	2,575
5.25% 1/17/42 (f)		3,255	3,414
5.375% 10/17/23		1,850	2,070
5.875% 3/13/20 (f)		1,795	2,031
6.625% 2/17/37 (f)		5,025	6,093
6.75% 1/15/44 (f)		3,115	3,983
7.75% 1/17/38 (f)		7,525	10,296
7.875% 4/15/19	IDR	26,025,000	2,036
8.5% 10/12/35 (Reg. S)		6,195	8,950
Irish Republic 2% 2/18/45 (Reg.S)	EUR	3,100	3,812
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		10,605	10,844
7.25% 4/15/19 (f)		7,240	7,442
8.25% 4/15/24 (f)		1,500	1,581
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	34,673
5.5% 12/4/23		12,385	15,471
Italian Republic 4.75% 9/1/44	EUR	4,525	7,759
Ivory Coast 5.75% 12/31/32		7,875	7,482
Japan Government:
0.1% 10/15/15	JPY	2,797,000	23,334
0.1% 2/15/16	JPY	2,600,000	21,694
0.1% 3/15/16	JPY	2,500,000	20,860
0.1% 12/20/19	JPY	5,500,000	45,799
0.3% 12/20/24	JPY	4,200,000	34,750
1.5% 12/20/44	JPY	2,215,000	19,086
1.9% 9/20/30	JPY	7,335,000	70,897
Jordanian Kingdom 2.503% 10/30/20		25,601	26,769
Kingdom of Norway 3.75% 5/25/21	NOK	32,500	4,629
Lebanese Republic:
4% 12/31/17		9,321	9,216
5.45% 11/28/19		1,910	1,903
6.375% 3/9/20		1,290	1,329
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,478
5.5% 12/11/42 (f)		1,900	2,114
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
New Zealand Government 6% 5/15/21	NZD	7,000	$ 6,052
Panamanian Republic:
6.7% 1/26/36		$ 1,850	2,424
8.875% 9/30/27		1,875	2,761
9.375% 4/1/29		1,570	2,402
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
8.75% 11/21/33		2,250	3,575
Philippine Republic:
7.75% 1/14/31		2,290	3,439
9.5% 2/2/30		4,100	6,888
10.625% 3/16/25		3,295	5,363
Plurinational State of Bolivia 5.95% 8/22/23 (f)		2,985	3,086
Provincia de Cordoba 12.375% 8/17/17 (f)		6,605	6,849
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,292	1,266
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,000	1,997
Republic of Armenia:
6% 9/30/20 (f)		5,271	5,139
7.15% 3/26/25 (f)		1,700	1,658
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,170	9,327
Republic of Serbia:
5.25% 11/21/17 (f)		1,375	1,426
5.875% 12/3/18 (f)		4,525	4,797
6.75% 11/1/24 (f)		8,579	8,718
7.25% 9/28/21 (f)		2,500	2,881
Republic of Singapore 3.25% 9/1/20	SGD	23,500	18,197
Romanian Republic:
4.375% 8/22/23 (f)		3,400	3,638
6.125% 1/22/44 (f)		4,536	5,768
Russian Federation:
4.875% 9/16/23 (f)		2,720	2,617
5.625% 4/4/42 (f)		3,000	2,850
5.875% 9/16/43 (f)		6,600	6,410
7.5% 3/31/30 (Reg. S)		10,768	12,356
12.75% 6/24/28 (Reg. S)		19,435	29,946
South African Republic 5.875% 9/16/25		1,355	1,552
Spanish Kingdom:
1.4% 1/31/20	EUR	22,500	25,186
2.75% 10/31/24 (Reg. S)	EUR	27,150	33,308
5.15% 10/31/44	EUR	3,100	5,672
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		$ 1,425	$ 1,309
Swedish Kingdom 3.5% 6/1/22	SEK	123,350	17,674
Switzerland Confederation 1.5% 7/24/25	CHF	23,600	28,139
Turkish Republic:
4.875% 4/16/43		2,135	2,108
5.125% 3/25/22		3,445	3,672
5.625% 3/30/21		4,015	4,391
6.25% 9/26/22		2,890	3,287
6.75% 4/3/18		5,480	6,068
6.75% 5/30/40		3,770	4,665
6.875% 3/17/36		3,900	4,830
7% 3/11/19		3,695	4,193
7.25% 3/5/38		2,605	3,378
7.375% 2/5/25		3,835	4,758
7.5% 11/7/19		6,405	7,478
8% 2/14/34		2,075	2,843
11.875% 1/15/30		3,915	6,902
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,640	995
Ukraine Government:
6.875% 9/23/15 (Reg. S)		6,075	2,695
7.8% 11/28/22 (f)		3,620	1,419
7.95% 2/23/21 (f)		1,065	417
9.25% 7/24/17 (f)		6,000	2,377
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	107	166
2.75% 9/7/24	GBP	7,050	11,519
3.5% 1/22/45	GBP	6,200	11,518
3.5% 7/22/68	GBP	13,555	27,638
United Mexican States:
4.6% 1/23/46		2,320	2,372
4.75% 3/8/44		4,526	4,752
5.55% 1/21/45		2,180	2,556
6.05% 1/11/40		3,980	4,915
6.75% 9/27/34		3,495	4,666
7.5% 4/8/33		1,450	2,063
8.3% 8/15/31		1,330	2,042
United Republic of Tanzania 6.3971% 3/9/20 (l)		1,450	1,494
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,920	6,986
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	683
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
5.75% 2/26/16 (Reg S.)		$ 28,360	$ 21,766
9% 5/7/23 (Reg. S)		3,730	1,333
9.25% 9/15/27		4,275	1,706
9.25% 5/7/28 (Reg. S)		4,385	1,568
11.75% 10/21/26 (Reg. S)		5,785	2,328
11.95% 8/5/31 (Reg. S)		10,845	4,414
12.75% 8/23/22		4,210	1,842
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		1,124	1,118
4% 3/12/28 (e)		13,842	13,824
4.8% 11/19/24 (f)		590	614
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,475,114)			1,480,590
Common Stocks - 5.2%
	Shares
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Remy International, Inc.	122,400	2,718
Tenneco, Inc. (a)	117,300	6,735
		9,453
Automobiles - 0.1%
General Motors Co.	4,305	161
General Motors Co.:
warrants 7/10/16 (a)	144,757	4,017
warrants 7/10/19 (a)	144,757	2,844
		7,022
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(u)	32,078	48
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	6,500	4,229
Extended Stay America, Inc. unit	534,200	10,433
Fiesta Restaurant Group, Inc. (a)	97,500	5,948
Station Holdco LLC (a)(r)(u)	4,989,172	15,017
Station Holdco LLC (a)(s)(u)	37,963	114
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Holdco LLC:
unit (a)(s)(u)	57,186	$ 26
warrants 6/15/18 (a)(r)(u)	198,954	92
		35,859
Household Durables - 0.5%
Harman International Industries, Inc.	84,800	11,332
Lennar Corp. Class A	210,400	10,901
Standard Pacific Corp. (a)	777,500	6,998
Taylor Morrison Home Corp. (a)	323,500	6,745
Whirlpool Corp.	53,400	10,790
		46,766
Media - 0.3%
AMC Networks, Inc. Class A (a)	133,400	10,224
Naspers Ltd. Class N	73,600	11,347
Sinclair Broadcast Group, Inc. Class A	387,900	12,184
		33,755
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	11,137
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	67,000	4,882
Michael Kors Holdings Ltd. (a)	160,700	10,566
		15,448
TOTAL CONSUMER DISCRETIONARY		159,488
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	142,776	257
The Hain Celestial Group, Inc. (a)	191,200	12,246
		12,503
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	304,100	2,004
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP	220,000	3,192
TOTAL ENERGY		5,196
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	36,934	$ 631
Penson Worldwide, Inc. Class A (a)	3,883,237	0
		631
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	148,500	7,688
TOTAL FINANCIALS		8,319
HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (a)	37,700	15,918
Celgene Corp. (a)	97,100	11,194
Gilead Sciences, Inc. (a)	121,400	11,913
		39,025
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (a)	121,600	6,357
HCA Holdings, Inc. (a)	149,300	11,232
Rotech Healthcare, Inc. (a)	68,276	2,010
		19,599
Pharmaceuticals - 0.3%
Actavis PLC	58,800	17,500
Valeant Pharmaceuticals International (Canada) (a)	65,500	12,940
		30,440
TOTAL HEALTH CARE		89,064
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24 (a)	800	0
Airlines - 0.3%
Air Canada (a)	464,200	4,541
American Airlines Group, Inc.	224,600	11,854
Delta Air Lines, Inc.	241,000	10,835
		27,230
Building Products - 0.0%
Nortek, Inc. (a)	7,154	631
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(u)	9,383,257	$ 469
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	123,200	4,650
HD Supply Holdings, Inc. (a)	163,977	5,109
Penhall Acquisition Co.:
Class A (a)	6,088	524
Class B (a)	2,029	175
United Rentals, Inc. (a)	156,200	14,239
		24,697
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	6,275
TOTAL INDUSTRIALS		59,304
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	455,500	16,963
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	245,200	20,410
Baidu.com, Inc. sponsored ADR (a)	27,100	5,648
Google, Inc. Class A (a)	21,200	11,760
		37,818
Semiconductors & Semiconductor Equipment - 0.7%
Cypress Semiconductor Corp.	5,171	73
Freescale Semiconductor, Inc. (a)	419,200	17,087
MagnaChip Semiconductor Corp. (a)	49,030	268
NXP Semiconductors NV (a)	52,100	5,229
Qorvo, Inc. (a)	255,027	20,326
Skyworks Solutions, Inc.	210,900	20,729
		63,712
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	10,104
TOTAL INFORMATION TECHNOLOGY		128,597
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	122,400	$ 10,747
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	210,588	13,583
Metals & Mining - 0.0%
Aleris International, Inc. (a)(u)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	264
		675
TOTAL MATERIALS		25,005
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	8,648
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	270
TOTAL COMMON STOCKS (Cost $447,080)		496,394
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	451
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Actavis PLC 5.50% (a)	8,700	8,804
UTILITIES - 0.0%
Electric Utilities - 0.0%
Exelon Corp. 6.50%	6,949	338
TOTAL CONVERTIBLE PREFERRED STOCKS		9,593
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	$ 5,851
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	26,236
TOTAL FINANCIALS		32,087
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,550,603	1,225
Class C 19.50% (u)	391,660	392
		1,617
TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,704
TOTAL PREFERRED STOCKS (Cost $29,807)		43,297
Bank Loan Obligations - 2.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)		$ 2,256	2,205
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,573
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)		8,462	8,473
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,605	2,599
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)		396	396
Tranche B 2LN, term loan 9.25% 7/15/21 (l)		1,690	1,697
			14,738
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (l)		1,905	1,467
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	$ 6
Tranche B, term loan 18% 1/15/49 pay-in-kind (c)	CAD	5	4
			1,477
TOTAL CONSUMER DISCRETIONARY			18,420
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		$ 2,865	2,865
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,428	7,447
TOTAL CONSUMER STAPLES			10,312
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)		200	175
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,182	3,150
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		16,650	12,155
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)		1,015	546
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)		1,436	1,256
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)		74	65
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (l)		1,761	1,783
			18,955
TOTAL ENERGY			19,130
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (l)		10,563	10,577
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		$ 262	$ 259
TOTAL FINANCIALS			10,836
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		43	39
Tranche B, term loan 19.5% 1/31/16		141	127
			166
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,421	12,390
TOTAL HEALTH CARE			12,556
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,747
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (t)		2,695	2,719
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)		2,319	2,299
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)		6,935	7,108
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (l)		450	452
Tranche B 1LN, term loan 5.5% 11/12/21 (l)		409	412
			7,972
TOTAL INFORMATION TECHNOLOGY			12,990
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		$ 3,937	$ 3,927
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (l)		2,114	2,019
TOTAL MATERIALS			5,946
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,085	7,209
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (l)		395	391
			7,600
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)		2,256	2,121
Tranche D-2, term loan 3.7754% 3/31/19 (l)		1,129	1,060
			3,181
TOTAL TELECOMMUNICATION SERVICES			10,781
UTILITIES - 1.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,705
Independent Power and Renewable Electricity Producers - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)		90,076	90,695
TOTAL UTILITIES			92,400
TOTAL BANK LOAN OBLIGATIONS (Cost $198,837)			195,118
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)		3,635	3,535
Sovereign Loan Participations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.1875% 12/14/19 (l)		$ 3,331	$ 3,239
Mizuho 1.1875% 12/14/19 (l)		2,380	2,314
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,558)			9,088
Fixed-Income Funds - 5.3%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $488,066)	4,763,440	502,972
Preferred Securities - 3.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		$ 10,476	10,658
NBCUniversal Enterprise, Inc. 5.25% (f)(g)		7,335	7,790
			18,448
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		3,330	3,326
FINANCIALS - 2.6%
Banks - 2.1%
Banco Do Brasil SA 9% (f)(g)(l)		2,470	2,192
Bank of America Corp.:
5.125% (g)(l)		10,690	10,660
5.2% (g)(l)		23,520	23,162
6.25% (g)(l)		7,170	7,337
8% (g)(l)		3,065	3,317
8.125% (g)(l)		2,245	2,491
Barclays Bank PLC 7.625% 11/21/22		17,490	20,957
Citigroup, Inc.:
5.8% (g)(l)		8,960	9,202
5.9% (g)(l)		13,975	14,182
5.95% (g)(l)		25,260	25,829
6.3% (g)(l)		2,145	2,242
JPMorgan Chase & Co.:
5% (g)(l)		12,930	12,864
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
6% (g)(l)		$ 23,845	$ 24,376
6.125% (g)(l)		5,990	6,263
6.75% (g)(l)		3,295	3,611
Wells Fargo & Co.:
5.875% (g)(l)		8,875	9,485
5.9% (g)(l)		20,195	21,454
7.98% (g)(l)		2,035	2,236
			201,860
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (g)(l)		12,639	13,285
Morgan Stanley 5.55% (g)(l)		6,545	6,623
			19,908
Consumer Finance - 0.2%
American Express Co.:
4.9% (g)(l)		8,750	8,912
5.2% (g)(l)		7,825	8,102
			17,014
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		2,595	2,078
8.625% (Reg. S) (g)		380	304
			2,382
Insurance - 0.1%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (g)(h)(l)	EUR	3,100	3,358
TOTAL FINANCIALS			244,522
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (f)(g)		13,470	11,297
7.5% (Reg. S) (g)		250	210
			11,507
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		$ 6,450	$ 4,354
TOTAL PREFERRED SECURITIES (Cost $279,876)			282,157
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $286,795)	286,795,222	286,795
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,248,964)		9,453,316
NET OTHER ASSETS (LIABILITIES) - 0.4%		37,086
NET ASSETS - 100%		$ 9,490,402
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
292 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 37,641	$ 506
317 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	69,473	252
274 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	32,938	329
319 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	54,190	1,156
TOTAL TREASURY CONTRACTS		$ 194,242	$ 2,243

The face value of futures purchased as a percentage of net assets is 2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2017	$ 7,300	3-month LIBOR	1.25%	$ (29)	$ 0	$ (29)
CME	Jun. 2020	4,200	3-month LIBOR	2.25%	(48)	0	(48)
CME	Jun. 2025	23,700	3-month LIBOR	2.75%	(443)	0	(443)
CME	Jun. 2045	700	3.25%	3-month LIBOR	32	0	32
TOTAL INTEREST RATE SWAPS					$ (488)	$ 0	$ (488)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,887,846,000 or 19.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,226,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $999,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
(t) The coupon rate will be determined upon settlement of the loan after period end.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,569,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC	4/1/13	$ 44
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,887
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 392
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 96
Fidelity Floating Rate Central Fund	5,365
Total	$ 5,461
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,013	$ 117,009	$ -	$ 502,972	29.0%
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 159,488	$ 144,191	$ -	$ 15,297
Consumer Staples	12,954	12,246	257	451
Energy	5,196	5,196	-	-
Financials	40,406	14,170	26,236	-
Health Care	97,868	95,858	-	2,010
Industrials	60,921	51,859	-	9,062
Information Technology	128,597	128,597	-	-
Materials	25,005	24,594	-	411
Telecommunication Services	8,648	8,648	-	-
Utilities	608	608	-	-
Corporate Bonds	4,077,455	-	4,077,422	33
U.S. Government and Government Agency Obligations	1,628,429	-	1,628,429	-
U.S. Government Agency - Mortgage Securities	105,123	-	105,123	-
Collateralized Mortgage Obligations	231,094	-	231,094	-
Commercial Mortgage Securities	114,804	-	114,804	-
Foreign Government and Government Agency Obligations	1,480,590	-	1,473,118	7,472
Bank Loan Obligations	195,118	-	194,153	965
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sovereign Loan Participations	$ 9,088	$ -	$ -	$ 9,088
Fixed-Income Funds	502,972	502,972	-	-
Preferred Securities	282,157	-	282,157	-
Money Market Funds	286,795	286,795	-	-
Total Investments in Securities:	$ 9,453,316	$ 1,275,734	$ 8,132,793	$ 44,789
Derivative Instruments:
Assets
Futures Contracts	$ 2,243	$ 2,243	$ -	$ -
Swaps	32	-	32	-
Total Assets	$ 2,275	$ 2,243	$ 32	$ -
Liabilities
Swaps	$ (520)	$ -	$ (520)	$ -
Total Derivative Instruments:	$ 1,755	$ 2,243	$ (488)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 95,054
Net Realized Gain (Loss) on Investment Securities	(3,868)
Net Unrealized Gain (Loss) on Investment Securities	4,654
Cost of Purchases	1,089
Proceeds of Sales	(4,212)
Amortization/Accretion	65
Transfers into Level 3	-
Transfers out of Level 3	(47,993)
Ending Balance	$ 44,789
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 768

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $9,224,419,000. Net unrealized appreciation aggregated $228,897,000, of which $499,320,000 related to appreciated investment securities and $270,423,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015